Condensed Interim Balance Sheets (Unaudited) (Parentheticals) - ₪ / shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in New Shekels per share)	₪ 0.02	₪ 0.02
Ordinary shares, share authorized	200,000,000	25,000,000
Ordinary shares, shares issued	11,162,546	10,073,956
Ordinary shares, shares outstanding	11,162,546	10,073,956